Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (23,402)	¥ (14,181)
Intangible assets, net	26,984	20,128		$ 3,887
Amortization expenses	9,221	6,532	¥ 4,542
Estimated amortization expenses of the existing intangible assets for the next five years
2017	12,106
2018	9,012
2019	5,353
2020	86
2021	83
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	49,426	33,624
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 960	¥ 685